INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
Schedule of intangible assets

	Weighted	December 31, 2013				December 31, 2014
	average		Accumulated	Impairment	Net Carrying		Accumulated	Impairment	Net Carrying
	economic life	Cost	amortization	loss	values	Cost	amortization	loss	values

Customer base	5 years	13,409,760	(7,063,958)	(6,345,802)	-	13,348,376	(7,031,622)	(6,316,754)	-
Non-compete agreements	10 years	4,305,773	(1,127,194)	(3,178,579)	-	4,286,063	(1,122,034)	(3,164,029)	-
Patents	10 years	280,474	(114,123)	-	166,351	280,974	(138,507)	-	142,467
Trademark	10 years	330,130	(78,966)	-	251,164	328,619	(111,391)	-	217,228
Concession contracts	9 years	101,302,697	(19,694,505)	(81,608,192)	-	100,838,967	(19,604,350)	(81,234,617)	-
Technology	9 years	376,408	(41,823)	(334,585)	-	374,685	(41,632)	(333,053)	-
		$120,005,242	$(28,120,569)	$(91,467,158)	$417,515	$119,457,684	$(28,049,536)	$(91,048,453)	$359,695

Schedule of amortization expense
	December 31,
	2012	2013	2014

Cost of revenue	$2,727,084	$-	$-
Selling and marketing expense	379,008	-	-
General and administrative expense	45,642	51,316	57,687
	$3,151,734	$51,316	$57,687